Employee benefits (Tables)	6 Months Ended
Jun. 30, 2023
Employee Benefits [Abstract]
Schedule Of Employee Benefits Of The Group
The following table shows the employee benefits of the Group.

	At December 31,
(Euro thousands)	2022	2021

Post-employee benefits	12,543	16,016
Other long-term employee benefits	2,585	2,448

Total long-term employee benefits	15,128	18,464

Schedule Of Changes In Long Term Employee Benefits
The following table presents the changes in long-term employee benefits:

(Euro thousands)	Defined-benefit plan in Italy (TFR)	Defined-benefit plans in Austria	Other long-term employee benefits	Total
At January 1, 2021	2,492	14,555	2,038	19,085
Business combination	962	—	—	962
Current service costs	83	609	747	1,439
Interest expenses	6	107	10	123
Actuarial losses in other comprehensive loss	360	120	—	480
Actuarial gains in profit or loss	—	—	(184)	(184)
Benefits paid	(909)	(2,289)	(169)	(3,367)
Contributions	—	(100)	—	(100)
Exchange differences	3	17	6	26

At December 31, 2021	2,997	13,019	2,448	18,464
Current service costs	61	547	546	1,154
Interest expenses	33	137	19	189
Actuarial gains in other comprehensive loss	(425)	(1,690)	(69)	(2,184)
Actuarial gains in profit or loss	—	—	(152)	(152)
Benefits paid	(305)	(1,565)	(137)	(2,007)
Contributions	—	(277)	(70)	(347)
Exchange difference s	—	11	—	11

At December 31, 2022	2,361	10,182	2,585	15,128

Schedule Of Breakdown Of Defined Benefit Obligation By Type Of Defined Benefit Plan
The breakdown of the d
e
fined-benefit obligations by type of benefit plan is as follows:

	At December 31,
(Euro thousands)	2022	2021

Defined-benefit plan in Italy
- Italian leaving indemnities	2,361	2,997

Defined-benefit plans in Austria
- Severance payments	6,201	8,139
- Pensions liability	3,981	4,880

	10,182	13,019

Total defined-benefit obligations	12,543	16,016

Schedule Of Fair Value Of Defined Benefit Plans
As at December 31, 2022, the fair value of defined-benefit plans attributable to Group companies operating in the Austria is a net recognized commitment of Euro10.18 m illion (December 31, 2021: Euro
13.02
million). It is detailed below:

	At December 31,
(Euro thousands)	2022	2021

Fair value of plan liabilities	11,612	14,263
Fair value of plan assets	(1,430)	(1,244)

Defined-benefit plans in Austria	10,182	13,019

Schedule Of Composition Of Main Plan Assets As On Reporting Date
The composition of the m
a
in plan assets on the reporting date is as follows:

	At December 31,
(Euro thousands)	2022	2021

Equity investments	666	614
Real estates	423	323
Bonds	137	130
Alternative investments	108	65
Liquid funds	96	112

Total plan assets	1,430	1,244

Schedule Of Main Actuarial Assumptions Of Defined Benefit Plans
The main actuarial assumptions used are as follows:

	At December 31, 2022		At December 31, 2021
	Defined-benefit plan in Italy (TFR)	Defined-benefit plans in Austria	Defined-benefit plan in Italy (TFR)	Defined-benefit plans in Austria

Average duration of plan (years)	8.5~17.47	7.60~11.00	9.80~14.90	9.10~13.20
Discount rate	3.01%~3.86%	4.09%~4.16%	0.44%	0.99%~1.23%
Inflation rate	2.59%~4.53%	N.A.	1.75%	N.A.
Salary increase rate	2.55%	3.00%~7.50%	2.81%	2.30%